As filed with the Securities and Exchange Commission on December 23, 1996
                                             Registration No. 33-49556

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                ( )

                       POST-EFFECTIVE AMENDMENT NO. 7               (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               Amendment No. 40                     (X)

                        (Check appropriate box or boxes)
--------------------------------------------------------------------------------

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                               201 Highland Avenue

                              Largo, Florida 33770

         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565

                          -----------------------------

                             Thomas E. Pierpan, Esq.
                           Vice President and Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue

                              Largo, Florida 33770

                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                          -----------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   on DECEMBER 31, 1996, pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on DATE, pursuant to paragraph (a) of Rule 485

The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 28, 1996.

                           WRL SERIES ANNUITY ACCOUNT
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4

                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                   PROSPECTUS CAPTION
-------------                                   ------------------
1.   Cover Page..............................   Cover Page

2.   Definitions.............................   Definitions of Special Terms

3.   Synopsis or Highlights..................   Summary

4.   Condensed Financial
     Information.............................   Condensed Financial
                                                Information
5.   General Description of
     Registrant, Depositor,
     and Portfolio Companies.................   Western Reserve, the Series Account,
                                                and the Fund; Voting Rights

6.   Deductions..............................   Charges and Deductions;
                                                Distribution of the
                                                Contracts

7.   General Description of
     Variable Annuity Contracts..............   Western Reserve, the Series
                                                Account, and the Fund; The
                                                Contract; Statement of
                                                Additional Information

8.   Annuity Period..........................   The Contract - Annuity Provisions

9.   Death Benefit...........................   The Contract - Accumulation
                                                Provisions - Death Benefits during the
                                                Accumulation Period; The Contract -
                                                Annuity Provisions - Death Benefits after
                                                the Maturity Date

10.  Purchases and Contract
     Value...................................   The Contract - Accumulation
                                                Provisions - Purchase Payments, Net
                                                Purchase Payments, Accumulation Unit
                                                Value; Distribution of the Contracts

                                      (i)


FORM N-4 ITEM                                   PROSPECTUS CAPTION
-------------                                   ------------------
11.  Redemptions.............................   The Contract - Accumulation
                                                Provisions - Partial Withdrawals and
                                                Surrenders; Other Matters Relating to the
                                                Contract - Right to Examine Contract

12.  Taxes...................................   Federal Tax Matters

13.  Legal Proceedings.......................   Legal Proceedings

14.  Table of Contents of the
     Statement of Additional
     Information.............................   Statement of Additional
                                                Information

                                                STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                   INFORMATION CAPTION
-------------                                   -----------------------
15.  Cover Page .............................   Cover Page

16.  Table of Contents.......................   Table of Contents

17.  General Information and
     History.................................   Not Applicable

18.  Services................................   Custodian; Independent
                                                Accountants

19.  Purchase of Securities Being
     Offered.................................   Addition, Deletion, and
                                                Substitution of Investments

20.  Underwriters ...........................   Distribution of Contracts

21.  Calculation of Performance
     Data....................................   Calculation of Performance
                                                Related Information

22.  Annuity Payments........................   Not Applicable

23.  Financial Statements....................   Financial Statements

                                      (ii)

                        SUPPLEMENT DATED JANUARY 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1996

                   WRL FREEDOM ATTAINER \REGISTERED TRADEMARK\

   Effective January 1, 1997, WRL Investment Management, Inc. ("WRL Management"), a Florida corporation, will replace Western Reserve Life Assurance Co. of Ohio ("Western Reserve") as the investment adviser for the WRL Series Fund, Inc. (the "Fund"). WRL Management is a wholly-owned subsidiary of Western Reserve. Throughout the Prospectus, wherever Western Reserve is referred to as the Fund's investment adviser, Western Reserve will be replaced with WRL Management.

   Also, effective January 1, 1997, two new investment options will be made available through this Contract. These new options are the International Equity Portfolio and the U.S. Equity Portfolio. Details concerning these two new Portfolios follow below. Throughout the Prospectus wherever reference is made to FOURTEEN Sub-Accounts or Portfolios, it will now mean SIXTEEN Sub-Accounts or Portfolios. Wherever reference is made to "twenty-one portfolios" of the Fund, it will now mean "twenty-two portfolios" of the Fund.

THE FOLLOWING INFORMATION MODIFIES THE INFORMATION PROVIDED ON PAGE 4 OF THE PROSPECTUS UNDER THE HEADING "SUMMARY - SUMMARY OF CHARGES AND EXPENSES";

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                         U.S.            INTERNATIONAL
                         EQUITY          EQUITY
                         PORTFOLIO**     PORTFOLIO**
                         -----------     -------------
Management Fees          0.80%           1.00%
Other Expenses           0.25%           0.30%
 (After Reimbursement)
Total Fund Annual
  Expenses               1.05%           1.30%

* Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with distributing a Portfolio's shares, amounts equal to actual expenses associated with distribution of a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

** Because the U.S. Equity and International Equity Portfolios will commence operations on January 2, 1997, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS THE INFORMATION ON PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "SUMMARY - SUMMARY OF CHARGES AND EXPENSES - EXAMPLES".

1.  If you surrender your Contract at the end of the applicable time period:

    You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                        ------  -------  -------  --------
    International Equity Sub-Account      $87     $122    $161      $299
    U.S. Equity Sub-Account                84      115     148       274

2. If you annuitize or do not surrender at the end of the applicable time period (note annuitization is not available before the fifth anniversary):

    You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                        ------  -------  -------  --------
    International Equity Sub-Account      $27     $82      $141     $299
    U.S. Equity Sub-Account                24      75       128      274

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGES 10-12 OF THE PROSPECTUS UNDER THE HEADING "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND
- WRL SERIES FUND, INC.":

    WRL Management serves as investment adviser to each Portfolio of the Fund and manages their assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

    Beginning January 1, 1997, the Fund will offer two additional portfolios ("Portfolios"). The investment objective and policies of each new Portfolio are summarized below. There is no assurance that the Portfolios will achieve their stated objective. More detailed information, including a description of risks, can be found in the Prospectus for the Fund, which should be read carefully.

INTERNATIONAL EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in the common stock of foreign issuers traded on overseas exchanges and in foreign over-the-counter markets.

U.S. EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. companies.

    Scottish Equitable Investment Management Limited ("Scottish Equitable") is a co-sub-adviser to the International Equity Portfolio of the Fund. Scottish Equitable, located at Edinburgh Park, Edinburgh EH12 9SE, Scotland, is a wholly-owned subsidiary of Scottish Equitable plc. Scottish Equitable plc is successor to Scottish Equitable Life Assurance Society, which was founded in Edinburgh in 1831. Scottish Equitable is also an indirect wholly-owned subsidiary of AEGON nv.

    GE Investment Management Incorporated ("GE Investment") is a co-sub-adviser of the International Equity Portfolio and is sub-adviser to the U.S. Equity Portfolio of the Fund. GE Investment, located at 3003 Summer Street, Stamford, Connecticut 06905, is a Delaware corporation. GE Investment is a wholly-owned subsidiary of General Electric Company.

THE FOLLOWING INFORMATION IS ADDED TO THE END OF THE PARAGRAPH ON PAGE 14 OF THE PROSPECTUS UNDER THE HEADING "CHARGES AND DEDUCTIONS - EXPENSES OF THE FUND."

Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 17 UNDER THE HEADING "THE CONTRACT-ACCUMULATION PROVISIONS - ASSET REBALANCING PROGRAM."

Although the Asset Rebalancing Program is not available as of the date of this Prospectus, Western Reserve anticipates its availability by February 1, 1997.

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                        WRL FREEDOM ATTAINER PROSPECTUS

                          WRL SERIES ANNUITY ACCOUNT
                             WRL FREEDOM ATTAINER

                         PROSPECTUS DATED MAY 1, 1996

      Incorporated by reference herein is the above-referenced Prospectus dated May 1, 1996, as filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-49556
(April 23, 1996).

                                    PART B

                    INFORMATION REQUIRED IN A STATEMENT OF
                            ADDITIONAL INFORMATION

           WRL FREEDOM ATTAINER STATEMENT OF ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT
                             WRL FREEDOM ATTAINER

                     STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 1996

     Incorporated by reference herein is the above-referenced Statement of Additional Information dated May 1, 1996, as filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-49556 (April 23, 1996).

                       SUPPLEMENT DATED JANUARY 1, 1997
                                      TO
                         PROSPECTUS DATED MAY 1, 1996

                      C.A.S.E. RESERVE VARIABLE ANNUITY

   Effective January 1, 1997, WRL Investment Management, Inc. ("WRL Management"), a Florida corporation, will replace Western Reserve Life Assurance Co. of Ohio ("Western Reserve") as the investment adviser for the WRL Series Fund, Inc. (the "Fund"). WRL Management is a wholly-owned subsidiary of Western Reserve. Throughout the Prospectus, wherever Western Reserve is referred to as the Fund's investment adviser, Western Reserve will be replaced with WRL Management. Also, wherever reference is made to "twenty-one portfolios" of the Fund, it will now mean "twenty-two portfolios" of the Fund.

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS THE INFORMATION PROVIDED ON PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "SUMMARY - SUMMARY OF CHARGES AND EXPENSES";

FUND ANNUAL EXPENSES* (AS A % OF FUND AVERAGE NET ASSETS)

* Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

THE FOLLOWING INFORMATION IS ADDED TO THE END OF THE PARAGRAPH ON PAGE 14 OF THE PROSPECTUS UNDER THE HEADING "CHARGES AND DEDUCTIONS - EXPENSES OF THE FUND."

    Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

    Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                 C.A.S.E. RESERVE VARIABLE ANNUITY PROSPECTUS

                          WRL SERIES ANNUITY ACCOUNT
                      C.A.S.E. RESERVE VARIABLE ANNUITY

                         PROSPECTUS DATED MAY 1, 1996

      Incorporated by reference herein is the above-referenced Prospectus dated May 1, 1996, as filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-49556
(April 23, 1996).

                                    PART B

                    INFORMATION REQUIRED IN A STATEMENT OF
                            ADDITIONAL INFORMATION

                C.A.S.E. RESERVE VARIABLE ANNUITY STATEMENT OF
                            ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT
                      C.A.S.E. RESERVE VARIABLE ANNUITY

                     STATEMENT OF ADDITIONAL INFORMATION

      Incorporated by reference herein is the above-referenced Statement of Additional Information dated May 1, 1996, as filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-49556 (April 23, 1996).

WRL Series Annuity Account
                                    PART C

                              OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)    Financial Statements

                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B which is incorporated by reference herein.

           (b)    Exhibits

                  (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. 1/

                  (2)    Not Applicable.

                  (3)    Distribution of Contracts

                         (a) Form of Master Service and Distribution Compliance Agreement. 4/
                         (b) Form of Broker/Dealer Supervisory and Service Agreement. 2/
                         (c) Form of Broker/Dealer Supervisory and Service Agreement. 6/

                  (4)    (a)   Specimen Flexible Payment Variable Accumulation
                               Deferred Annuity Contract.  5/
                         (b)   Contract Loan Endorsements. 7/
                         (c)   (i) Other Endorsements. 7/
                               (ii) Form of Other Endorsements. 7/
                         (d)   Tax Sheltered Annuity Endorsements. 8/
                         (e)   Endorsement (Form END00117-04/95). 8/

                  (5) Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/

                  (6)    (a)   Copy of Second Amended Articles of Incorporation
                               of Western Reserve. 3/
                         (b)   Copy of Amended Code of Regulations of Western
                               Reserve. 4/

                  (7)    Not Applicable.

                  (8)    Not Applicable.

                  (9) Opinion and Consent of William H. Geiger, Esq. as to Legality of Securities Being Registered. 6/

                  (10)   (a) Written Consent of Sutherland, Asbill & Brennan,
                             L.L.P.

                         (b) Written Consent of Ernst & Young LLP.
                         (c) Written Consent of Price Waterhouse LLP.

                  (11)   Not Applicable.

                  (12)      Not Applicable.

                  (13)      Schedules for Computation of Performance
                            Quotations. 7/

                  (14)      Not Applicable.

                  (15)(a)   Powers of Attorney. 8/
                      (b)   Power of Attorney - James R. Walker

----------------------
1/ This exhibit was previously filed on Form N-4 dated October 11, 1988 (File No. 33-24856) and is incorporated herein by reference.
2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.
3/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to the Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.
5/ This exhibit was previously filed on the Form N-4 Registration Statement dated July 10, 1992 (File No. 33-49556) and is incorporated herein by reference.
6/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement dated October 2, 1992 (File No. 33-49556) and is incorporated herein by reference.
7/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated April 28, 1993 (File No. 33-49556) and is incorporated herein by reference.
8/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form N-4 Registration Statement dated April 25, 1995 (File No. 33-49556) and is incorporated herein by reference.

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            PRINCIPAL               POSITION AND OFFICES
       NAME              BUSINESS ADDRESS              WITH DEPOSITOR
       ----              ----------------           --------------------
John R. Kenney                  (1)                 Chairman of the Board,
                                                    Chief Executive Officer
                                                    and President

Patrick S. Baird         4333 Edgewood Rd. N.E.     Director
                         Cedar Rapids, Iowa 52499

James R. Walker          3320 Office Park Drive     Director
                         Dayton, Ohio 45439

Lyman H. Treadway        30195 Chagrin Boulevard    Director
                         Suite 210N
                         Cleveland, Ohio 44124

Jack E. Zimmerman        507 St. Michel Circle      Director
                         Kettering, Ohio 45429
----------------------
(1)  201 Highland Avenue, Largo, Florida 33770

Alan M. Yaeger                  (1)                 Executive Vice
                                                    President, Actuary and
                                                    Chief Financial Officer

G. John Hurley                  (1)                 Executive Vice
                                                    President

William H. Geiger               (1)                 Senior Vice President,
                                                    Secretary and
                                                    General Counsel

Richard B. Franz, II            (1)                 Senior Vice President
                                                    and Treasurer

Allan J. Hamilton               (1)                 Vice President and
                                                    Controller
----------------------
(1)  201 Highland Avenue, Largo, Florida 33770

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation (55.19%)

   AEGON Netherland n.v. Netherlands Corporation (100%)

   AEGON Nevark Holding B.V. Netherlands Corporation (100%)

   Groninger Financieringen B.V. Netherlands Corporation (100%)

   AEGON International B.V. Netherlands Corporation (100%)

       Voting Trust - (Trustees - K.J. Storm, William H. Foster, H.B. Van Wijk) AEGON U.S. Holding Corporation (DE) (100%)
           Short Hills Management Company (NJ) (100%)
           CORPA Reinsurance Company (NY) (100%)
           AEGON Management Company (IN) (100%)
           RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - Holding Co.  (IA) (100%
           First AUSA Life Insurance Company - Insurance Holding Co. (MD) (100%) AUSA Life Insurance Company, Inc. - Insurance (NY) (100%)
           Life Investors Insurance Company of America - Insurance (IA) (100%)
                  International Life Investors Insurance Company - Insurance NY)
                    (100%)
               Bankers United Life Assurance Company - Insurance (IA) (100%)
           PFL Life Insurance Company - Insurance (IA) (100%) Southwest Equity Life Insurance Company - Insurance (AZ) (100% Voting Common) Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting Common)

           Western Reserve Life Assurance Company of Ohio - Insurance (OH)(100%)
               WRL Series Fund, Inc. - Mutual fund (MD)
           Monumental Life Insurance Company - Insurance (MD) (100%)
                  Monumental General Casualty Company - Insurance (MD) (100%) United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
                  The Whitestone Corporation - Insurance agency (MD) (100%)

           Cadet Holding Corp. - Holding company  (IA) (100%)

           AUSA Holding Company - Holding company (MD) (100%)
                  Monumental General Insurance Group, Inc. - Holding company
                    (MD) 100%)
                      Monumental General Administrators, Inc. - Provides
                        management services to unaffiliated third party administrator (MD) (100%)
                      Executive Management and Consultant Services, Inc. -
                        Provides actuarial consulting services  (MD) (100%)
                      Monumental General Mass Marketing, Inc. - Marketing arm
                        for of mass marketed insurance coverages (MD) (100%)
           AUSA Financial Markets, Inc. - Marketing (IA) (100%)
           Universal Benefits Corporation - Third party administrator (IA)
             (100%)
           Investors Warranty of America, Inc. - Provider of automobile maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - Trust company (IA) (100%) Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
           Zahorik Company, Inc. - Broker-dealer (CA) (100%)
                  ZCI, Inc. (AL) (100%)
           Intersecurities, Inc. - Broker-dealer (DE) (100%)
                  ISI Insurance Agency Inc. & its Subsidiaries - Insurance
                    agency CA) (100%)
                  Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                      Mariner Financial Services, Inc. - Broker/Dealer (MI)
                        (100%)
                      Mariner/ISI Planning Corporation - Financial planning
                        (MI) (100%)
                      Associated Mariner Agency, Inc. and its Subsidiaries-
                        Insurance agency (MI) (100%)
                      Mariner Mortgage Corporation - Mortgage origination (MI)
                        (100%)
           Idex Investor Services, Inc. - Shareholder services (FL) (100%)
           Idex Management, Inc. - Investment advisor (DE) (50%)
                  Idex Fund - Mutual fund (MA)
                  Idex II Series Fund - Mutual fund (MA)
                  Idex Fund 3 - Mutual fund (MA)
           Transunion Casualty Company - Insurance (IA) (100%)
           AUSA Institutional Marketing Group, Inc. - Insurance agency (MN)
             (100%)
           Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment (DE)
                 (100%)
                  Diversified Investors Securities Corporation - Broker-dealer
                 (DE) (100%)
           AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
                 AEGON USA Managed Portfolios, Inc. - Mutual fund (MD)
           American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%) Creditor Resources, Inc. - Credit insurance (MI) (100%)
                 CRC Creditor Resources Canadian Dealer Network Inc. -
                 Insurance agency (Canada)
           AEGON USA Investment Management, Inc. - Investment advisor (IA) 100%) AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services (IA) (100%)
                 Melson & Associates, Inc. - Real estate financial management consulting (TX) (100%)
                 Landauer Realty Advisors, Inc. - Real estate counseling (IA) (100%)
                 Landauer Associates, Inc. - Real estate counseling (DE) (100%)

           AEGON USA Realty Management, Inc. - Real estate management (IA)(100%)
                 Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
                 USP Real Estate Investment Trust - Real estate investment
                    trust (IA)

          Cedar Income Fund Ltd. - Real estate investment trust (IA) Forty-Six Hundred Limited Partnership - Limited partnership (IA)

          JLW Financial Management Systems, Inc. - Provides management expertise and administrative services for credit unions
          (IN) (60%)

Item 27.  NUMBER OF CONTRACTOWNERS.

     As of November 30, 1996, the WRL Freedom Attainer Variable Annuity had 5,669 non-qualified contracts and 9,421 qualified contracts In Force.

     As of November 30, 1996, the C.A.S.E. Reserve Variable Annuity had 93 non-qualified contracts and 169 qualified contracts In Force.


Item 28.  INDEMNIFICATION

     Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

     SECTION 1701.13  AUTHORITY OF CORPORATION.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c)  By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER

           (a) InterSecurities, Inc. ("ISI"), formerly known as Idex Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., also currently distributes securities of WRL Series Life Account and the mutual funds managed by Idex Management, Inc., an affiliate of ISI.

           (b)  Directors and Officers of ISI

                           PRINCIPAL                POSITION AND OFFICES
       NAME            BUSINESS ADDRESS               WITH UNDERWRITER
       ----            ----------------             --------------------
John R. Kenney                (1)                   Chairman of the Board

J. Will Paull          17199 N. Laurel Park Dr.     Director
                       Livonia, MI  48152-3908

G. John Hurley                (1)                   Director, President
                                                    and Chief Executive
                                                    Officer

Thomas R. Moriarty            (1)                   Senior Vice President

William H. Geiger             (1)                   Secretary and Director

Richard B. Franz, II          (1)                   Treasurer
----------------------

(1)  201 Highland Avenue, Largo, Florida 33770

          (c)  Compensation to Principal Underwriter

               Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33.  SECTION 403(B)(11) REPRESENTATION

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
          - (4) thereof have been complied with.

          TEXAS ORP REPRESENTATION

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 20th day of December, 1996.

                                          WRL SERIES ANNUITY ACCOUNT
                                          (Registrant)

                                          By: /s/ JOHN R. KENNEY
                                             --------------------------------
                                          John R. Kenney, Chairman of the
                                          Board, Chief Executive Officer
                                          and President of Western Reserve
                                          Life Assurance Co. of Ohio

                                          WESTERN RESERVE LIFE ASSURANCE
                                          CO. OF OHIO
                                          (Depositor)

                                          By: /s/ JOHN R. KENNEY
                                             --------------------------------
                                          John R. Kenney, Chairman of the Board,
                                          Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                              DATE
---------                   -----                              ----

/s/ JOHN R. KENNEY          Chairman of the Board,             December 20, 1996
------------------------    Chief Executive Officer
John R. Kenney              and President
                            (Principal Executive
                            Officer)

/s/ RICHARD B. FRANZ II     Senior Vice President              December 20, 1996
-----------------------     and Treasurer
Richard B. Franz II

/s/ ALAN M. YAEGER          Executive Vice President,          December 20, 1996
-----------------------     Actuary & Chief Financial Officer
Alan M. Yaeger

/s/ ALLAN J. HAMILTON       Vice President and                 December 20, 1996
-----------------------     Controller
Allan J. Hamilton

/s/ PATRICK S. BAIRD        Director                           December 20, 1996
-----------------------
Patrick S. Baird */

/s/ LYMAN H. TREADWAY       Director                           December 20, 1996
-----------------------
Lyman H. Treadway */

/s/ JACK E. ZIMMERMAN       Director                           December 20, 1996
-----------------------
Jack E. Zimmerman */

/s/ JAMES R. WALKER         Director                           December 20, 1996
-----------------------
James R. Walker */

*/ /s/ THOMAS E. PIERPAN
   ----------------------------
    Signed by Thomas E. Pierpan
    As Attorney-in-fact